As filed with the U.S. Securities and Exchange Commission

on March 7, 2012

Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 64 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 67 ☑

(Check appropriate box or boxes)

Global X Funds

(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 32nd Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 399 Park Avenue, 32nd Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)

☑immediately upon filing pursuant to paragraph (b)

❑ on (date) pursuant to paragraph (b)

❑ 60 days after filing pursuant to paragraph (a)(1)

❑ on (date) pursuant to paragraph (a)(1)

❑ 75 days after filing pursuant to paragraph (a)(2)

❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X FTSE Nordic Region ETF	Global X Singapore Small-Cap ETF
Global X FTSE Norway 30 ETF	Global X South Korea Small-Cap ETF
Global X FTSE Denmark 20 ETF	Global X Taiwan Small-Cap ETF
Global X FTSE Finland 25 ETF	Global X Rare Earths ETF
Global X FTSE Argentina 20 ETF	Global X Strategic Metals ETF
Global X FTSE Colombia 20 ETF	Global X Fertilizers/Potash ETF
Global X Brazil Mid Cap ETF	Global X SuperDividend ETF
Global X Brazil Consumer ETF	Global X Canada Preferred ETF
Global X Brazil Financials ETF	Global X Auto ETF
Global X Brazil Industrials ETF	Global X FTSE Portugal 20 ETF
Global X Brazil Materials ETF	Global X FTSE Ukraine ETF
Global X Brazil Utilities ETF	Global X FTSE Greece 20 ETF
Global X China Consumer ETF	Global X Hungary ETF
Global X China Energy ETF	Global X Luxembourg ETF
Global X China Financials ETF	Global X FTSE Morocco 20 ETF
Global X China Industrials ETF	Global X Czech Republic ETF
Global X China Materials ETF	Global X Slovakia ETF
Global X NASDAQ China Technology ETF	Global X Qatar ETF
Global X China Mid Cap ETF	Global X Kuwait ETF
Global X Aluminum ETF	Global X Nigeria ETF
Global X Copper Miners ETF	Global X FTSE Bangladesh ETF
Global X Pure Gold Miners ETF	Global X FTSE Sri Lanka ETF
Global X Lithium ETF	Global X Kazakhstan ETF
Global X Platinum Miners ETF	Global X FTSE Frontier Markets ETF
Global X Silver Miners ETF	Global X Central America ETF
Global X Uranium ETF	Global X Central and Northern Europe ETF
Global X Emerging Africa ETF	Global X Southern Europe ETF
Global X Pakistan KSE-30 ETF	Global X Eastern Europe ETF
Global X FTSE United Arab Emirates 20 ETF	Global X Central Asia ETF
Global X Gold Explorers ETF	Global X Sub-Saharan Africa ETF
Global X FTSE Andean 40 ETF	Global X S&P Pan Arab ETF
Global X FTSE ASEAN 40 ETF	Global X FTSE Toll Roads & Ports ETF
Global X S&P/TSX Venture 30 Canada ETF	Global X FTSE Railroads ETF
Global X Next 11 ETF	Global X Land ETF
Global X UK Small-Cap ETF	Global X Cement ETF
Global X Germany Small-Cap ETF	Global X Advanced Materials ETF
Global X Hong Kong Small-Cap ETF	Global X Social Media Index ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 64 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 7th day of March, 2012.

Global X Funds

By:	/s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	March 7, 2012
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	March 7, 2012
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	March 7, 2012

*
Scott R. Chichester	Trustee	March 7, 2012

*
Kartik Kiran Shah	Trustee	March 7, 2012

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase